Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Objective
The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Global Real Estate Securities Fund” or the “Fund”) is total return (a combination of long-term capital appreciation and current income).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Redemption Fee (as a percentage of amount redeemed within 60 days from the date of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Management Fees	0.65%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.90%	[1]
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because expense recoupments are not included.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund | USD ($)	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year the Fund’s portfolio turnover rate was 17.28% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including real estate investment trusts (“REITs”).  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include exchange-traded funds (“ETFs”) that invest in real estate-related equities, individual stock options and options on indices.  For purposes of the Fund’s investment strategies, a real estate company is a company that either (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (ii) has at least 50% of its assets invested in real estate.  Under normal market conditions, the Fund invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities.  Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor).

The Fund may sell put or call options on an index or a security with the intention of earning option premiums in order to enhance current income.  The Fund may also sell shares of securities short for hedging purposes.  At any one time, the combined value of options written by the Fund may be up to 5% of the Fund’s net assets.

The Fund may invest up to 20% of its net assets in debt securities of any rating or maturity, including high yield debt securities (otherwise known as “junk bonds”), that are issued or guaranteed by real estate and other companies.

The Advisor uses a “structured” quantitative style of management and constructs the Fund’s portfolio using a multi-factor optimization model that examines possible combinations of stocks, REITs and other investments considered for inclusion in the Fund’s portfolio, with the goal of finding an optimal combination which maximizes expected return potential while managing exposure to risk.  “Structured” management means the Advisor’s models seek to facilitate highly customized risk/return objectives.  The Advisor’s model includes analysis of fundamental factors, statistical factors and macroeconomic factors, including, but not limited to size, value, momentum, profitability, external financing and liquidity.  The Advisor seeks to maximize returns by overweighting stocks with positive characteristics identified in the return models and underweighting stocks with negative characteristics relative to their benchmark weights.  The Advisor’s investment model evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.  Transaction costs are considered at every step of the process, from the weighting of investment themes to portfolio optimization, to trading.  The Advisor seeks to trade with maximum efficiency using integrated trading systems and transaction cost-management techniques.

The Fund may sell securities at any time when, in the Advisor’s judgment, circumstances warrant their sale.  While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Advisor will sell investments when it believes there are better investment alternatives.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares may decrease based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Real Estate Investment Risk.  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

•
Real Estate-Related Securities Concentration Risk.  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

•
REIT Risk.  A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a particular REIT will fail to qualify for the favorable federal income tax treatment applicable to REITs.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-, Small- and Micro-Cap Company Risk. The securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Foreign Securities and Currency Risk.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
Exchange-Traded Fund Risk.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

•	Short Sale Risk. Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•
Debt Securities Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (an “NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Debt Securities Risk.  High yield debt securities (also known as “junk bonds”) that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•	Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

•
Tax Risk.  Certain of the Fund’s investment strategies, including investments in REITs and transactions in options, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and shareholders.

•	Not a Bank Deposit. Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the FDIC or any other government agency.

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Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Global Real Estate Securities Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.gersteinfisherfunds.com or by calling the Fund toll-free at 800-473-1155.

Calendar Year Returns as of December 31

The calendar year return for the Fund as of December 31, 2018 was -5.59%.  During the period shown in the bar chart, the best performance for a quarter was 9.87% (for the quarter ended December 31, 2014).  The worst performance was -6.14% (for the quarter ended June 30, 2015).

Average Annual Total Returns Periods Ended December 31, 2018
Average Annual Returns - Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	Return Before Taxes	(5.59%)	6.01%	3.45%	Apr. 30, 2013
After Taxes on Distributions | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	Return After Taxes on Distributions	(6.40%)	4.94%	2.41%
After Taxes on Distributions and Sale of Fund Shares | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	Return After Taxes on Distributions and Sale of Fund Shares	(3.04%)	4.35%	2.32%
FTSE EPRA/NAREIT Developed Index Net Total Return (reflects no deduction for fees, expenses or taxes)	FTSE EPRA/NAREIT Developed Index Net Total Return (reflects no deduction for fees, expenses or taxes)	(5.63%)	4.34%	2.13%	Apr. 30, 2013

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.